22 Income tax (''IR'') and social contribution (''CSL'')	12 Months Ended
Dec. 31, 2019
Income Tax Ir And Social Contribution
Income tax (''IR'') and social contribution (''CSL'')

22	Income tax (“IR”) and social contribution (“CSL”)

(a)	Reconciliation of the effects of income tax and social contribution on profit and loss

		2019	2018	2017

Income (loss) before IR and CSL		(4,603,068)	3,604,736	5,264,577

IR and CSL at the rate of 34%		1,565,043	(1,225,610)	(1,789,956)

Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		3,469	(302)	2,201
Thin capitalization		(221,337)
Deferred tax losses and negative base				39,092
Tax benefits (Sudene and PAT)				87,186
Difference of rate applicable to each country	(i)	293,647	468,129	250,130
Fine in leniency agreement		(25,390)		(117,140)
Other permanent adjustments		347,238	21,232	170,805

Effect of IR and CSL on results of operations		1,962,670	(736,551)	(1,357,682)

Breakdown of IR and CSL:

Current IR and CSL expense
Current year		(251,641)	(512,951)	(869,493)
Changes in estimates related to prior years		22,696	3,177
		(228,945)	(509,774)	(869,493)

Deferred IR and CSL expense
Origination and reversal of temporary differences		2,062,501	(369,546)	(488,189)
Tax losses (IR) and negative base (CSL)		129,114	142,769
		2,191,615	(226,777)	(488,189)

Total		1,962,670	(736,551)	(1,357,682)

Effective rate		42.6%	20.4%	25.8%

(i)	Includes the impact from the difference between IR/CSL tax rate in Brazil (34%) used for the preparation of this note and the tax rates in countries where the subsidiaries abroad are located, as follows:

	Official rate - %
	Headquarters
	(Country)	2019

Braskem Alemanha	Germany	31.18
Braskem America e Braskem America Finance	USA	21.00
Braskem Argentina	Argentina	30.00
Braskem Chile	Chile	27.00
Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc	Netherlands	25.00
Braskem Idesa, Braskem Idesa Serviços, Braskem México
Braskem México Serviços and Braskem México Proyectos	Mexico	30.00

(b)	Deferred income tax and social contribution

Deferred income taxes are calculated on the basis of the tax laws enacted at the balance sheet date in the countries where the Company operates and are recognized in the statement of operations, except to the extent they relate to items directly recorded in equity.

(b.i)	Changes in balances of deferred tax assets and liabilities

Assets	As of December 31, 2017	Impact on the P&L	Impact on the equity	As of December 31, 2018	Impact on the P&L	Other comprehensive income	Other	As of December 31, 2019

Tax losses (IR) and negative base (CSL)	1,878,809	142,769		2,021,578	129,114			2,150,692
Goodwill amortized	59,335	(20,053)		39,282	(17,605)			21,677
Exchange variations	388,293	(348,334)		39,959	1,092,392			1,132,351
Temporary adjustments (i)	155,540	646,630		802,170	1,555,097			2,357,267
Business combination	183,785	(24,213)		159,572	(74,033)			85,539
Tax credits		176,290		176,290	110,080		(236,537)	49,833
Other					62,288			62,288
	2,665,762	573,089		3,238,851	2,857,333		(236,537)	5,859,647

Liabilities
Amortization of goodwill based on future profitability	712,873	10,463		723,336	(651)			722,685
Tax depreciation	960,202	49,710		1,009,912	893,115			1,903,027
Exchange variations
Temporary adjustments	231,822	44,878		276,700	155,887			432,587
Business combination	9,664	(8,362)		1,302				1,302
Present value adjustment and amortized cost	67,072	(9,905)		57,167	(45,891)			11,276
Hedge accounting		700,351	(700,351)		(419,269)	419,269
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar	519,623	(75,548)		444,075	(50,302)			393,773
Long term incentive plan - LTI		(2,072)	2,072		(5,843)	5,843
Health care					43,734	(43,734)
Other	4,273	90,351	(90,841)	3,783	94,938	(93,284)		5,437
	2,505,529	799,866	(789,120)	2,516,275	665,718	288,094		3,470,087

Net	160,233	(226,777)	789,120	722,576	2,191,615	(288,094)	(236,537)	2,389,560

Presentation in the balance sheet:
Non-current assets	1,165,726			1,104,158				2,662,596
(-) Non-current liabilities	1,005,493			381,582				273,036

(i)	Temporary adjustments refers to the provision for geological events in Alagoas, contingencies, impairment of assets, among other provisions.

(b.ii)	Offset for the purpose of presentation in the balance sheet

		2019
	Headquarters		IR and CSL
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	3,679,547	(2,072,130)	1,607,417
Braskem Argentina	Argentina	1,010		1,010
Braskem Alemanha	Germany	28,176		28,176
Braskem Chile	Chile	162	(162)	-
Braskem Idesa	Mexico	2,056,723	(1,117,641)	939,082
Braskem México Serviços	Mexico	9,677		9,677
Cetrel	Brazil	24,313	(5,846)	18,467
DAC	Brazil	60,039	(1,272)	58,767
		5,859,647	(3,197,051)	2,662,596

Liabilities
Braskem S.A	Brazil	2,072,130	(2,072,130)
Braskem America	USA	271,285		271,285
Braskem Chile	Chile	1,913	(162)	1,751
Braskem Idesa	Mexico	1,117,641	(1,117,641)
Cetrel	Brazil	5,846	(5,846)
DAC	Brazil	1,272	(1,272)
		3,470,087	(3,197,051)	273,036

		2018
	Headquarters		IR and CSL
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	2,126,658	(2,126,658)
Braskem Argentina	Argentina	11,337		11,337
Braskem Alemanha	Germany	11,251		11,251
Braskem Chile	Chile	308	(268)	40
Braskem Idesa	Mexico	980,762		980,762
Braskem México Serviços	Mexico	9,409		9,409
Cetrel	Brazil	26,478	(6,645)	19,833
DAC	Brazil	72,648	(1,122)	71,526
		3,238,851	(2,134,693)	1,104,158

Liabilities
Braskem S.A	Brazil	2,239,727	(2,126,658)	113,069
Braskem America	USA	268,513		268,513
Braskem Chile	Chile	268	(268)
Cetrel	Brazil	6,645	(6,645)
DAC	Brazil	1,122	(1,122)
		2,516,275	(2,134,693)	381,582

(c)	Realization of deferred income tax and social contribution

		Balance at	Realization
		December 31,						2025	2028
Assets	Note	2019	2020	2021	2022	2023	2024	to 2027	thereafter

Tax losses (IR) and negative base (CSL)	(i)	2,150,692	166,865	287,200	200,515	219,314	449,772	818,425	8,601
Goodwill amortized		21,677	2,223	2,223	2,223	2,223	2,223	2,224	8,338
Exchange variations	(ii)	1,132,351	107,843	107,843	107,843	107,843	166,325	387,626	147,028
Temporary adjustments	(iii)	2,357,267	536,934	660,491	113,454	66,930	495,380	484,078
Business combination	(iv)	85,539	28,510	28,510	28,510				9
Tax credits	(v)	49,833	35,746	14,087
Other		62,288							62,288
		5,859,647	878,121	1,100,354	452,545	396,310	1,113,700	1,692,353	226,264

Liabilities
Amortization of goodwill based on future profitability	(vi)	722,685							722,685
Tax depreciation	(vii)	1,911,214	135,128	135,128	135,128	135,128	135,128	135,128	1,100,446
Business combination	(ix)	1,302							1,302
Present value adjustment and amortized cost	(x)	11,276	6,959	4,317
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar		393,773	44,825	44,825	44,825	44,825	44,825	44,825	124,823
Other		5,437							5,437
		3,470,087	283,581	303,184	200,379	192,003	269,141	267,106	1,954,693

Net		2,389,560	594,540	797,170	252,166	204,307	844,559	1,425,247	(1,728,429)

Basis for constitution and realization:

(i)	In Brazil, the use of tax losses is limited to 30% of the taxable profit for the year; however, the balance does not expire. Meanwhile, in Mexico there is no limit on the amount that can be used in the year; however, the tax losses expire in 10 years. The realization of Tax Losses consider the taxable profit expected by the company over a 10-year horizon.
(ii)	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received/paid. For accounting purposes, exchange variation is recognized under the accrual basis, which results in the recognition of deferred IR and CSL.
(iii)	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods. For 2019, the provisioning of expenses with contingencies and damages in Alagoas produced a material impact.
(iv)	Refers to: tax-related goodwill and contingencies recognized from business combinations. Tax realization of goodwill occurs upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
(v)	Tax credits arising from the balance of tax paid on profit abroad and the worker’s food program.
(vi)	Goodwill for the future profitability of the merged companies is not amortized since the adoption of Law 11,638/07. Tax realization is associated with the write-off of goodwill due to impairment or upon divestment.
(vii)	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
(viii)	Provisions whose taxation will occur in subsequent periods.
(ix)	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
(x)	Additional adjustment, upon adoption of Law 11,638/07, of property, plant and equipment, whose tax realization is based on the depreciation of assets, as well as adjustment to present value of assets and liabilities overdue more than 89 days.

Annually, the Company revises its projection of taxable income based on its Business Plan (Note 3.2.1). If this projection indicates that the taxable income will not be sufficient to absorb the deferred taxes, the amount corresponding to portion of the deferred tax that will not be recovered is written off.